Financial Assets at Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Summary of Financial Assets at Fair Value Through Other Comprehensive Income
Movement of financial assets at fair value through other comprehensive income is analyzed as follows:

	Year ended December 31,
	2019	2020
	RMB’million	RMB’million
Listed equity investments
At January 1	3,331	4,461
Addition	—	708
Fair value change	1,031	5,219
Currency translation differences	99	(617)

At December 31	4,461	9,771

Summary of Movement of Other Investment
Other investments represent financial assets at fair value through profit or loss. Movement of other investments is analyzed as follows:

	Year ended December 31,
	2019	2020
	RMB’million	RMB’million
At January 1	256	255
Addition	3	132
Disposal	(4)	(1)

At December 31	255	386

Of which are:
Current	38	37
Non-current	217	349

	255	386